Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 384,906	$ 191,523
Non-lease component of revenue from time charter-out and pool revenue	203,574	153,533
Total lease and non - lease components of revenue	$ 588,480	$ 345,056